Schedule of Accounts Payable And Accrued Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Accounts payable	$ 17,349,802	$ 8,376,620
Accrued liabilities	91,777	886,324
Payroll, withholding and sales tax liabilities	991,218	420,072
Cash calls received from JV partner		917,064
Total	$ 18,432,797	$ 10,600,080